Other disclosures - Risk Management and Principal Risks - Measurement uncertainty and sensitivity analysis - ECL under 100% weighted scenarios for modelled portfolios (audited) (Details)
£ in Millions, $ in Millions
	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,360,339	£ 1,329,242
Coverage ratio	0.90%	1.40%	1.40%
ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (6,284)	£ (9,399)
Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%	0.20%	0.20%
Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	3.10%	4.20%	4.20%
Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	29.80%	33.40%	33.40%
Loans and advances | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 361,451	£ 342,632
Coverage ratio	1.60%	2.40%	2.40%
Loans and advances | Carrying amount | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 367,193	£ 350,967
Loans and advances | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(5,742)	(8,335)
Loans and advances | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 317,659	£ 289,931
Coverage ratio	0.40%	0.40%	0.40%
Loans and advances | Stage 1 | Carrying amount | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 318,865	£ 290,964
Loans and advances | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,206)	(1,033)
Loans and advances | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 39,078	£ 47,442
Coverage ratio	4.90%	7.00%	7.00%
Loans and advances | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4,714	£ 5,259
Coverage ratio	34.80%	41.50%	41.50%
Loans and advances | Lifetime expected credit losses | Carrying amount | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 41,093	£ 51,006
Loans and advances | Lifetime expected credit losses | Carrying amount | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	7,235	8,997
Loans and advances | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(2,015)	(3,564)
Loans and advances | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(2,521)	(3,738)
Home loans | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 169,205	£ 159,647
Coverage ratio	0.30%	0.30%	0.30%
Home loans | Carrying amount | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 169,680	£ 160,185
Home loans | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(475)	(538)
Home loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 148,039	£ 138,606
Coverage ratio	0.00%	0.00%	0.00%
Home loans | Stage 1 | Carrying amount | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 148,058	£ 138,639
Home loans | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(19)	(33)
Home loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 19,441	£ 19,228
Coverage ratio	0.30%	0.40%	0.40%
Home loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,725	£ 1,813
Coverage ratio	18.70%	18.80%	18.80%
Home loans | Lifetime expected credit losses | Carrying amount | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 19,500	£ 19,312
Home loans | Lifetime expected credit losses | Carrying amount | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,122	2,234
Home loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(59)	(84)
Home loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(397)	(421)
Credit cards, unsecured and other retail lending | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 41,793	£ 40,813
Coverage ratio	8.80%	12.30%	12.30%
Credit cards, unsecured and other retail lending | Carrying amount | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 45,822	£ 46,513
Credit cards, unsecured and other retail lending | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(4,029)	(5,700)
Credit cards, unsecured and other retail lending | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 37,016	£ 32,341
Coverage ratio	2.20%	2.10%	2.10%
Credit cards, unsecured and other retail lending | Stage 1 | Carrying amount | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 37,840	£ 33,021
Credit cards, unsecured and other retail lending | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(824)	(680)
Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 3,949	£ 7,551
Coverage ratio	30.10%	26.80%	26.80%
Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 828	£ 921
Coverage ratio	64.50%	71.00%	71.00%
Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Carrying amount | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 5,650	£ 10,320
Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Carrying amount | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,332	3,172
Credit cards, unsecured and other retail lending | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,701)	(2,769)
Credit cards, unsecured and other retail lending | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,504)	(2,251)
Wholesale loans | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 150,453	£ 142,172
Coverage ratio	0.80%	1.50%	1.50%
Wholesale loans | Carrying amount | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 151,691	£ 144,269
Wholesale loans | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,238)	(2,097)
Wholesale loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 132,604	£ 118,984
Coverage ratio	0.30%	0.30%	0.30%
Wholesale loans | Stage 1 | Carrying amount | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 132,967	£ 119,304
Wholesale loans | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(363)	(320)
Wholesale loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 15,688	£ 20,663
Coverage ratio	1.60%	3.30%	3.30%
Wholesale loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,161	£ 2,525
Coverage ratio	22.30%	29.70%	29.70%
Wholesale loans | Lifetime expected credit losses | Carrying amount | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 15,943	£ 21,374
Wholesale loans | Lifetime expected credit losses | Carrying amount | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,781	3,591
Wholesale loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(255)	(711)
Wholesale loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(620)	(1,066)
Credit derivatives | Home loans | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (322)
Credit derivatives | Credit cards, unsecured and other retail lending | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	15.50%
Credit derivatives | Credit cards, unsecured and other retail lending | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (2,693)
Credit derivatives | Wholesale loans | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,185)
Baseline | Home loans | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(314)
Baseline | Credit cards, unsecured and other retail lending | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(2,592)
Baseline | Wholesale loans | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,137)
Downside 2 | Home loans | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (407)
Downside 2 | Credit cards, unsecured and other retail lending | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	23.10%
Downside 2 | Credit cards, unsecured and other retail lending | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (5,010)
Total model ECL | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(4,200)	(6,770)
Total model ECL | Credit derivatives | Loans and advances | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(4,200)	(6,770)
Total model ECL | Credit derivatives | Home loans | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (322)	£ (350)
Total model ECL | Credit derivatives | Home loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%	0.00%
Total model ECL | Credit derivatives | Home loans | Stage 1 | Carrying amount | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 137,279	£ 131,422
Total model ECL | Credit derivatives | Home loans | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (4)	£ (6)
Total model ECL | Credit derivatives | Home loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	10.00%	0.20%	0.20%
Total model ECL | Credit derivatives | Home loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1760.00%	17.30%	17.30%
Total model ECL | Credit derivatives | Home loans | Lifetime expected credit losses | Carrying amount | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 22,915	£ 19,180
Total model ECL | Credit derivatives | Home loans | Lifetime expected credit losses | Carrying amount | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,724	1,778
Total model ECL | Credit derivatives | Home loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(15)	(37)
Total model ECL | Credit derivatives | Home loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(303)	(307)
Total model ECL | Credit derivatives | Credit cards, unsecured and other retail lending | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (2,693)	£ (4,602)
Total model ECL | Credit derivatives | Credit cards, unsecured and other retail lending | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	70.00%	0.80%	0.80%
Total model ECL | Credit derivatives | Credit cards, unsecured and other retail lending | Stage 1 | Carrying amount | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 45,503	£ 51,952
Total model ECL | Credit derivatives | Credit cards, unsecured and other retail lending | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (324)	£ (392)
Total model ECL | Credit derivatives | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1550.00%	16.50%	16.50%
Total model ECL | Credit derivatives | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	6530.00%	77.50%	77.50%
Total model ECL | Credit derivatives | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Carrying amount | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 7,200	£ 13,399
Total model ECL | Credit derivatives | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Carrying amount | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,922	2,585
Total model ECL | Credit derivatives | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,114)	(2,207)
Total model ECL | Credit derivatives | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,255)	(2,003)
Total model ECL | Credit derivatives | Wholesale loans | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (1,185)	£ (1,818)
Total model ECL | Credit derivatives | Wholesale loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	20.00%	0.20%	0.20%
Total model ECL | Credit derivatives | Wholesale loans | Stage 1 | Carrying amount | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 174,249	£ 149,099
Total model ECL | Credit derivatives | Wholesale loans | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (290)	£ (262)
Total model ECL | Credit derivatives | Wholesale loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	180.00%	4.30%	4.30%
Total model ECL | Credit derivatives | Wholesale loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1780.00%	6.60%	6.60%
Total model ECL | Credit derivatives | Wholesale loans | Lifetime expected credit losses | Carrying amount | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 32,256	£ 32,677
Total model ECL | Credit derivatives | Wholesale loans | Lifetime expected credit losses | Carrying amount | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,811	2,211
Total model ECL | Credit derivatives | Wholesale loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(572)	(1,410)
Total model ECL | Credit derivatives | Wholesale loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(323)	(146)
Total model ECL | Upside 2 | Loans and advances | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(3,723)	(5,520)
Total model ECL | Upside 2 | Home loans | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (304)	£ (317)
Total model ECL | Upside 2 | Home loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%	0.00%
Total model ECL | Upside 2 | Home loans | Stage 1 | Carrying amount | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 139,117	£ 134,100
Total model ECL | Upside 2 | Home loans | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (2)	£ (4)
Total model ECL | Upside 2 | Home loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.20%	0.20%
Total model ECL | Upside 2 | Home loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1690.00%	15.90%	15.90%
Total model ECL | Upside 2 | Home loans | Lifetime expected credit losses | Carrying amount | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 21,076	£ 16,502
Total model ECL | Upside 2 | Home loans | Lifetime expected credit losses | Carrying amount | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,724	1,778
Total model ECL | Upside 2 | Home loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(10)	(31)
Total model ECL | Upside 2 | Home loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(292)	(282)
Total model ECL | Upside 2 | Credit cards, unsecured and other retail lending | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (2,427)	£ (3,881)
Total model ECL | Upside 2 | Credit cards, unsecured and other retail lending | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	60.00%	0.60%	0.60%
Total model ECL | Upside 2 | Credit cards, unsecured and other retail lending | Stage 1 | Carrying amount | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 46,170	£ 53,271
Total model ECL | Upside 2 | Credit cards, unsecured and other retail lending | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (266)	£ (316)
Total model ECL | Upside 2 | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1480.00%	15.30%	15.30%
Total model ECL | Upside 2 | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	6430.00%	75.30%	75.30%
Total model ECL | Upside 2 | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Carrying amount | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 6,260	£ 10,572
Total model ECL | Upside 2 | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Carrying amount | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,922	2,585
Total model ECL | Upside 2 | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(925)	(1,618)
Total model ECL | Upside 2 | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,236)	(1,947)
Total model ECL | Upside 2 | Wholesale loans | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (992)	£ (1,322)
Total model ECL | Upside 2 | Wholesale loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	10.00%	0.20%	0.20%
Total model ECL | Upside 2 | Wholesale loans | Stage 1 | Carrying amount | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 177,453	£ 155,812
Total model ECL | Upside 2 | Wholesale loans | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (240)	£ (242)
Total model ECL | Upside 2 | Wholesale loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	150.00%	3.70%	3.70%
Total model ECL | Upside 2 | Wholesale loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1770.00%	5.80%	5.80%
Total model ECL | Upside 2 | Wholesale loans | Lifetime expected credit losses | Carrying amount | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 29,052	£ 25,963
Total model ECL | Upside 2 | Wholesale loans | Lifetime expected credit losses | Carrying amount | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,811	2,211
Total model ECL | Upside 2 | Wholesale loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(431)	(952)
Total model ECL | Upside 2 | Wholesale loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(321)	(128)
Total model ECL | Upside 1 | Loans and advances | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(3,864)	(5,911)
Total model ECL | Upside 1 | Home loans | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (308)	£ (323)
Total model ECL | Upside 1 | Home loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%	0.00%
Total model ECL | Upside 1 | Home loans | Stage 1 | Carrying amount | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 138,424	£ 133,246
Total model ECL | Upside 1 | Home loans | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (2)	£ (5)
Total model ECL | Upside 1 | Home loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	10.00%	0.20%	0.20%
Total model ECL | Upside 1 | Home loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1710.00%	16.10%	16.10%
Total model ECL | Upside 1 | Home loans | Lifetime expected credit losses | Carrying amount | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 21,769	£ 17,356
Total model ECL | Upside 1 | Home loans | Lifetime expected credit losses | Carrying amount | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,724	1,778
Total model ECL | Upside 1 | Home loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(11)	(32)
Total model ECL | Upside 1 | Home loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(295)	(286)
Total model ECL | Upside 1 | Credit cards, unsecured and other retail lending | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (2,505)	£ (4,149)
Total model ECL | Upside 1 | Credit cards, unsecured and other retail lending | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	60.00%	0.60%	0.60%
Total model ECL | Upside 1 | Credit cards, unsecured and other retail lending | Stage 1 | Carrying amount | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 45,963	£ 52,932
Total model ECL | Upside 1 | Credit cards, unsecured and other retail lending | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (272)	£ (340)
Total model ECL | Upside 1 | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1520.00%	15.90%	15.90%
Total model ECL | Upside 1 | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	6480.00%	76.30%	76.30%
Total model ECL | Upside 1 | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Carrying amount | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 6,521	£ 11,579
Total model ECL | Upside 1 | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Carrying amount | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,922	2,585
Total model ECL | Upside 1 | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(988)	(1,837)
Total model ECL | Upside 1 | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,245)	(1,972)
Total model ECL | Upside 1 | Wholesale loans | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (1,051)	£ (1,439)
Total model ECL | Upside 1 | Wholesale loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	10.00%	0.20%	0.20%
Total model ECL | Upside 1 | Wholesale loans | Stage 1 | Carrying amount | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 176,774	£ 154,578
Total model ECL | Upside 1 | Wholesale loans | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (262)	£ (258)
Total model ECL | Upside 1 | Wholesale loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	160.00%	3.80%	3.80%
Total model ECL | Upside 1 | Wholesale loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1780.00%	6.10%	6.10%
Total model ECL | Upside 1 | Wholesale loans | Lifetime expected credit losses | Carrying amount | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 29,732	£ 27,198
Total model ECL | Upside 1 | Wholesale loans | Lifetime expected credit losses | Carrying amount | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,811	2,211
Total model ECL | Upside 1 | Wholesale loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(467)	(1,047)
Total model ECL | Upside 1 | Wholesale loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(322)	(134)
Total model ECL | Baseline | Loans and advances | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(4,043)	(6,453)
Total model ECL | Baseline | Home loans | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (314)	£ (329)
Total model ECL | Baseline | Home loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%	0.00%
Total model ECL | Baseline | Home loans | Stage 1 | Carrying amount | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 137,563	£ 132,414
Total model ECL | Baseline | Home loans | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (3)	£ (6)
Total model ECL | Baseline | Home loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	10.00%	0.20%	0.20%
Total model ECL | Baseline | Home loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1730.00%	16.30%	16.30%
Total model ECL | Baseline | Home loans | Lifetime expected credit losses | Carrying amount | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 22,631	£ 18,188
Total model ECL | Baseline | Home loans | Lifetime expected credit losses | Carrying amount | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,724	1,778
Total model ECL | Baseline | Home loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(12)	(33)
Total model ECL | Baseline | Home loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(299)	(290)
Total model ECL | Baseline | Credit cards, unsecured and other retail lending | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (2,592)	£ (4,511)
Total model ECL | Baseline | Credit cards, unsecured and other retail lending | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	60.00%	0.70%	0.70%
Total model ECL | Baseline | Credit cards, unsecured and other retail lending | Stage 1 | Carrying amount | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 45,751	£ 51,995
Total model ECL | Baseline | Credit cards, unsecured and other retail lending | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (279)	£ (372)
Total model ECL | Baseline | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1560.00%	16.20%	16.20%
Total model ECL | Baseline | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	6530.00%	77.40%	77.40%
Total model ECL | Baseline | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Carrying amount | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 6,795	£ 13,176
Total model ECL | Baseline | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Carrying amount | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,922	2,585
Total model ECL | Baseline | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,058)	(2,138)
Total model ECL | Baseline | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,255)	(2,001)
Total model ECL | Baseline | Wholesale loans | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (1,137)	£ (1,613)
Total model ECL | Baseline | Wholesale loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	20.00%	0.20%	0.20%
Total model ECL | Baseline | Wholesale loans | Stage 1 | Carrying amount | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 175,451	£ 152,141
Total model ECL | Baseline | Wholesale loans | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (286)	£ (249)
Total model ECL | Baseline | Wholesale loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	170.00%	4.10%	4.10%
Total model ECL | Baseline | Wholesale loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1780.00%	6.40%	6.40%
Total model ECL | Baseline | Wholesale loans | Lifetime expected credit losses | Carrying amount | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 31,054	£ 29,635
Total model ECL | Baseline | Wholesale loans | Lifetime expected credit losses | Carrying amount | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,811	2,211
Total model ECL | Baseline | Wholesale loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(528)	(1,223)
Total model ECL | Baseline | Wholesale loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(323)	(141)
Total model ECL | Downside 1 | Loans and advances | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(4,976)	(7,915)
Total model ECL | Downside 1 | Home loans | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (348)	£ (374)
Total model ECL | Downside 1 | Home loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%	0.00%
Total model ECL | Downside 1 | Home loans | Stage 1 | Carrying amount | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 135,544	£ 130,547
Total model ECL | Downside 1 | Home loans | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (6)	£ (14)
Total model ECL | Downside 1 | Home loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	10.00%	0.20%	0.20%
Total model ECL | Downside 1 | Home loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1860.00%	17.90%	17.90%
Total model ECL | Downside 1 | Home loans | Lifetime expected credit losses | Carrying amount | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 24,649	£ 20,055
Total model ECL | Downside 1 | Home loans | Lifetime expected credit losses | Carrying amount | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,724	1,778
Total model ECL | Downside 1 | Home loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(22)	(42)
Total model ECL | Downside 1 | Home loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(320)	(318)
Total model ECL | Downside 1 | Credit cards, unsecured and other retail lending | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (3,124)	£ (5,335)
Total model ECL | Downside 1 | Credit cards, unsecured and other retail lending | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	80.00%	0.80%	0.80%
Total model ECL | Downside 1 | Credit cards, unsecured and other retail lending | Stage 1 | Carrying amount | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 43,131	£ 50,168
Total model ECL | Downside 1 | Credit cards, unsecured and other retail lending | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (350)	£ (415)
Total model ECL | Downside 1 | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1540.00%	17.40%	17.40%
Total model ECL | Downside 1 | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	6640.00%	79.50%	79.50%
Total model ECL | Downside 1 | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Carrying amount | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 9,708	£ 16,477
Total model ECL | Downside 1 | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Carrying amount | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,922	2,585
Total model ECL | Downside 1 | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,497)	(2,865)
Total model ECL | Downside 1 | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,277)	(2,055)
Total model ECL | Downside 1 | Wholesale loans | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (1,504)	£ (2,206)
Total model ECL | Downside 1 | Wholesale loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	20.00%	0.20%	0.20%
Total model ECL | Downside 1 | Wholesale loans | Stage 1 | Carrying amount | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 169,814	£ 144,646
Total model ECL | Downside 1 | Wholesale loans | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (327)	£ (278)
Total model ECL | Downside 1 | Wholesale loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	230.00%	4.80%	4.80%
Total model ECL | Downside 1 | Wholesale loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1800.00%	7.10%	7.10%
Total model ECL | Downside 1 | Wholesale loans | Lifetime expected credit losses | Carrying amount | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 36,692	£ 37,130
Total model ECL | Downside 1 | Wholesale loans | Lifetime expected credit losses | Carrying amount | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,811	2,211
Total model ECL | Downside 1 | Wholesale loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(851)	(1,771)
Total model ECL | Downside 1 | Wholesale loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(326)	(157)
Total model ECL | Downside 2 | Loans and advances | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(7,609)	(9,933)
Total model ECL | Downside 2 | Home loans | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (407)	£ (491)
Total model ECL | Downside 2 | Home loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%	0.00%
Total model ECL | Downside 2 | Home loans | Stage 1 | Carrying amount | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 133,042	£ 128,369
Total model ECL | Downside 2 | Home loans | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (14)	£ (42)
Total model ECL | Downside 2 | Home loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	20.00%	0.30%	0.30%
Total model ECL | Downside 2 | Home loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2010.00%	21.70%	21.70%
Total model ECL | Downside 2 | Home loans | Lifetime expected credit losses | Carrying amount | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 27,151	£ 22,233
Total model ECL | Downside 2 | Home loans | Lifetime expected credit losses | Carrying amount | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,724	1,778
Total model ECL | Downside 2 | Home loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(47)	(63)
Total model ECL | Downside 2 | Home loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(346)	(386)
Total model ECL | Downside 2 | Credit cards, unsecured and other retail lending | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (5,010)	£ (6,057)
Total model ECL | Downside 2 | Credit cards, unsecured and other retail lending | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	110.00%	0.90%	0.90%
Total model ECL | Downside 2 | Credit cards, unsecured and other retail lending | Stage 1 | Carrying amount | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 38,820	£ 48,717
Total model ECL | Downside 2 | Credit cards, unsecured and other retail lending | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (418)	£ (415)
Total model ECL | Downside 2 | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2310.00%	18.40%	18.40%
Total model ECL | Downside 2 | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	6750.00%	80.40%	80.40%
Total model ECL | Downside 2 | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Carrying amount | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 14,290	£ 19,322
Total model ECL | Downside 2 | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Carrying amount | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,922	2,585
Total model ECL | Downside 2 | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(3,295)	(3,564)
Total model ECL | Downside 2 | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,297)	(2,078)
Total model ECL | Downside 2 | Wholesale loans | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (2,192)	£ (3,385)
Total model ECL | Downside 2 | Wholesale loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	20.00%	0.20%	0.20%
Total model ECL | Downside 2 | Wholesale loans | Stage 1 | Carrying amount | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 161,998	£ 131,415
Total model ECL | Downside 2 | Wholesale loans | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (350)	£ (290)
Total model ECL | Downside 2 | Wholesale loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	340.00%	5.80%	5.80%
Total model ECL | Downside 2 | Wholesale loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1830.00%	8.30%	8.30%
Total model ECL | Downside 2 | Wholesale loans | Lifetime expected credit losses | Carrying amount | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 44,507	£ 50,361
Total model ECL | Downside 2 | Wholesale loans | Lifetime expected credit losses | Carrying amount | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,811	2,211
Total model ECL | Downside 2 | Wholesale loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,510)	(2,911)
Total model ECL | Downside 2 | Wholesale loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(332)	(184)
ECL from individually assessed impairments | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (524)	(902)	$ (1,400)
ECL from non-modelled and other management adjustments | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ (1,727)